Organization and Significant Accounting Policies - Additional Information (Detail)									1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 10, 2014 shares	Aug. 06, 2014 shares	Jun. 26, 2014 shares	May. 29, 2014 shares	Dec. 11, 2013 USD ($) shares	Mar. 12, 2013 shares	Jan. 22, 2013 shares	Jul. 01, 2006 shares	Dec. 31, 2013 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($) Subsidiary shares	Jun. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) Subsidiary shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares
Organization And Significant Accounting Policies [Line Items]
Percentage of ownership in issued and outstanding shares of common stock parent Company										93.70%		93.70%		93.70%
Common stock in subsidiary Company								133,334
Reverse stock split ratio description												Effective July 29, 2015 and pursuant to the reverse stock split approved by the Company's Board of Directors, each 150 shares of issued and outstanding common stock were combined into and became one share of common stock and no fractional shares were issued.
Burn rate | $												$ 481,000		$ 535,000
Capital expenditures and patent costs | $												$ 60,000		$ 82,000
Revenue-generating subsidiaries | Subsidiary												2		2
Original maturities period, maximum												3 months		3 months
Restricted cash | $									$ 50,000	$ 50,000		$ 50,000		$ 50,000	$ 50,000
Allowance for doubtful accounts receivable | $									19,000	18,000		$ 18,000		$ 19,000	19,000
Estimated useful life of property and equipment												5 years		5 years
Patents and patent licenses | $									2,760,000	3,604,000		$ 3,604,000		$ 3,367,000	2,760,000
Impairment losses on long-lived assets | $										47,000	$ 0	$ 99,000	$ 36,000	$ 92,000	52,000
Period of right of return guarantee												30 days		30 days
Allowance for sales returns | $															10,000
Net deferred revenue | $									$ 3,000	$ 0		$ 0		$ 0	$ 3,000
Vested stock options outstanding												151,858	134,908	21,102,855	18,958,403
Stock options outstanding, non-vested									4,679,290	43,848	47,216	43,848	47,216	7,826,075	4,679,290
Number of shares issuable upon exercise of warrants													51,750
Warrants outstanding									299,895	579,130		579,130		850,058	299,895	3,500,000
Number of common shares considered dilutive												527,379
Number of shares of common stock sold	29,630	40,000	36,667	22,223		33,334	67,500
Revenues | $										$ 1,815,000	$ 1,588,000	$ 3,437,000	$ 3,237,000	$ 7,017,000	$ 6,147,000
Amortization expense | $										20,000	$ 16,000	52,000	$ 32,000
Accumulated amortization | $									$ 510,000	$ 624,000		624,000		$ 572,000	$ 510,000
Warrants outstanding converted into common stock						16,667	33,750		45,650,654					127,508,118	45,650,654
Allowance for Sales Returns [Member]
Organization And Significant Accounting Policies [Line Items]
Allowance for sales returns | $												$ 10,000		$ 10,000	$ 10,000
Cell Technology [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed										50.00%	52.00%			50.00%	48.00%
Skin Care [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed										50.00%	48.00%			50.00%	52.00%
Warrants outstanding									1,334	1,334		1,334		1,334	1,334	200,000
Research and Development [Member]
Organization And Significant Accounting Policies [Line Items]
Amortization expense | $														$ 62,000	$ 61,000
Restricted Stock [Member]
Organization And Significant Accounting Policies [Line Items]
Non-vested restricted stock awards									145,000	667	3,150	667	3,150	145,000	145,000
Previously Reported [Member]
Organization And Significant Accounting Policies [Line Items]
Common stock in subsidiary Company								20,000,000
Warrants outstanding									44,983,988					127,508,118	44,983,988
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333		5,000,000	10,125,000
Warrants outstanding converted into common stock						2,500,000	5,062,500
Previously Reported [Member] | Skin Care [Member]
Organization And Significant Accounting Policies [Line Items]
Warrants outstanding									200,000					200,000	200,000
Therapeutic [Member]
Organization And Significant Accounting Policies [Line Items]
Revenues | $														$ 0
Clinical [Member]
Organization And Significant Accounting Policies [Line Items]
Revenues | $														$ 0
Lincoln Park Capital Fund, LLC [Member]
Organization And Significant Accounting Policies [Line Items]
Number of shares of common stock sold												65,778			9,866,666
Common stock sold | $												$ 1,838,000			$ 1,838,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Organization And Significant Accounting Policies [Line Items]
Potential common stock value to be sold | $					$ 10,250,000				$ 10,250,000						$ 10,250,000
Number of shares of common stock sold					11,112							0		8,200,000	1,666,666
Common stock sold | $					$ 250,000									$ 1,588,000
Lincoln Park Capital Fund, LLC [Member] | Previously Reported [Member] | Common Stock Purchase Agreement [Member]
Organization And Significant Accounting Policies [Line Items]
Number of shares of common stock sold					1,666,666